EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Employee benefits [Abstract]
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	21,195	22,641
Pension plans	485	604
Total present value of defined benefit obligations	21,680	23,245

Other provisions for employees	64,895	60,914
Total provisions for employee benefits	86,575	84,159

Defined contribution plan
The Group recognizes the cost for defined contribution plans over the period in which the employee renders service and classifies this by function in cost of sales, selling, general and administrative costs and research and development costs. The total income statement expense for defined contributions plans in the years ended December 31, 2018, 2017 and 2016 was €11,930 thousand, €11,987 thousand and €9,719 thousand, respectively.
Defined benefit obligations
Italian employee severance indemnity (TFR)
Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.
The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.
Pension plans
Group companies, primarily in Germany sponsor non-contributory defined benefit pension plans, for which the Group meets the benefit payment obligation when it falls due. Benefits provided depends on the employee’s length of service and their salary in the final years leading up to retirement.
The expected benefit payments for the defined benefit obligations are as follows:

	Expected benefit payments
	TFR	Pension plans
	(€ thousand)
2019	1,167	47
2020	1,413	48
2021	1,754	48
2022	1,649	3,787
2023	1,746	4
Beyond 2023	6,750	685
Total	14,479	4,619

The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2016	23,783	828	24,611

Included in the consolidated income statement	—	142	142
Included in other comprehensive income/loss (*)	820	(135)	685
Other	(1,962)	(231)	(2,193)
Benefits paid	(1,964)	(164)	(2,128)
Other changes	2	(67)	(65)
Amounts at December 31, 2017	22,641	604	23,245

Included in the consolidated income statement	—	55	55
Included in other comprehensive income/loss (*)	(390)	(28)	(418)
Other	(1,056)	(146)	(1,202)
Benefits paid	(1,620)	(169)	(1,789)
Other changes	564	23	587
Amounts at December 31, 2018	21,195	485	21,680
______________________________
(*) Relates to actuarial losses/(gains) from financial assumptions.
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2018			2017			2016
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	55	55	—	141	141	31	(41)	(10)
Interest expense	—	—	—	—	1	1	360	4	364
Total recognized in the consolidated income statement	—	55	55	—	142	142	391	(37)	354

The discount rates used for the measurement of the Italian TFR obligation are based on yields of high-quality (AA rated) fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. For this plan, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments for 2018 is equal to 1.7 percent (1.5 percent in 2017 and 1.3 percent in 2016). The average duration of the Italian TFR is approximately 9 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement in Italy.
The discount rates used for the measurement of the pension plan obligation (excluding TFR) and the interest expense/(income) of net period cost, are based on the rate of return on high-quality (AA rated) fixed income investments for which the timing and amounts of payments match the timing and amounts of the projected pension defined benefit plan which for 2018 was equal to approximately 0.8 percent (0.7 percent 2017 and 1.3 percent in 2016). The average duration of the obligations is approximately 9 years.
Current service cost is recognized by function in cost of sales, selling, general and administrative costs or research and development costs.
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	At December 31,
	2018		2017
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,647)	1,891	(1,771)	2,036

The above sensitivity analysis on TFR is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method has been applied as when calculating the defined benefit liability recognized in the statement of the financial position.
Other provisions for employees
Other provisions for employees consist of the expected future amounts payable to employees in connection with other remuneration schemes, which are not subject to actuarial valuation, including long-term bonus plans.
At December 31, 2018, other provisions for employees comprised long term bonus benefits amounting to €61,885 thousand (€58,090 thousand at December 31, 2017), jubilee benefits granted to certain employees by the Group in the event of achieving 30 years of service amounting to €2,955 thousand (€2,745 thousand at December 31, 2017), and other provisions for employees benefits amounting to €55 thousand (€79 thousand at December 31, 2017).